Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2017, 2018 and 2019 were as follows:

	For the years ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	USD
Balance as of January 1	2,959,183	2,959,183	5,787,068	831,260
Acquisitions (note 3)	-	2,827,885	94,291,168	13,544,079
Balance as of December 31	2,959,183	5,787,068	100,078,236	14,375,339